LEASES - Right of Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LEASES
Right of use assets	$ 2,548	$ 3,492
Lease liabilities, current	$ 1,611	$ 1,221
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Lease liabilities-noncurrent (Note 5)	$ 1,441	$ 2,535
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total lease liabilities	$ 3,052	$ 3,756